Financial assets and liabilities - Derivative financial instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	$ 22	$ 12
Liabilities, fair value	53	84
Notional amount	1,193	1,331
Derivative financial instruments - Non-current assets	2
Derivative financial instruments - Current assets	20	12
Derivative financial instruments - Non-current liabilities	21	52
Derivative financial instruments - Current assets	32	32
Net liability position	$ 13	$ 21
6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	6.00%	6.00%
Hedges of net investment in foreign operations | 6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Net investment hedge	350	350
Gain recognized in relation to this hedge	$ (22)	$ 11
Stated interest rate	6.00%
Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	$ 3
Liabilities, fair value	16	21
Notional amount	300	300
Net liability position	13	21
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	14	10
Liabilities, fair value	30	51
Notional amount	301	436
Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	5	2
Liabilities, fair value	7	12
Notional amount	592	$ 595
Virtual Power Purchase Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments - Non-current assets	$ 2
Virtual Power Purchase Agreement [Member] | Risk-free rate | Option Pricing
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input rate	0.021
Virtual Power Purchase Agreement [Member] | Volatility for shares, measurement input | Option Pricing
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input rate	0.310
Fair market value decrease (in percent)	(5.00%)
Fair market value Increase (in percent)	5.00%